Accrued Issuable Equity	12 Months Ended
Dec. 31, 2022
Accrued Issuable Equity [Abstract]
ACCRUED ISSUABLE EQUITY

NOTE 7 - ACCRUED ISSUABLE EQUITY

A summary of the accrued issuable equity activity during the year ended December 31, 2021 is presented below:

Balance at January 1, 2021	$43,095
Reclassification to equity	(43,095)
Balance at December 31, 2021	$-

During the year ended December 31, 2020, the Company entered into a contractual arrangement for services in exchange for shares of common stock of the Company for fixed dollar amounts. Pursuant to the contractual agreement, the Company will issue an aggregate value of $5,000 of common shares on a monthly basis and an aggregate of $30,000 of common shares at the end of each quarter. As of December 31, 2020, the Company recorded $43,095 of accrued issuable equity related to services. During the first quarter of 2021, this balance was reclassified to equity and as of December 31, 2021, there was no accrued issuable equity.